Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
(20) Income Taxes

Cayman Islands Tax

Under the current Cayman Island laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.
PRC Tax

Shandong Fuwei, being a Hi-Tech Enterprise in the Weifang Hi-Tech Industrial Zone in Shandong, the PRC, has been granted preferential tax treatments by the Tax Bureau of the PRC. According to the PRC Income Tax Law and various approval documents issued by the Tax Bureau, Shandong Fuwei’s profit was taxed at a rate of 15%. In 2014, Fuwei Films failed to be designated as a Hi-Tech Enterprise and it became subject to a standard enterprise income tax at a rate of 25%.

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2013, 2012 and 2011, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2014		2013	2012
	RMB	US$	RMB	RMB
Cayman Islands	(2,267)	(365)	(2,144)	(2,482)
British Virgin Islands	(3)	(1)	(3)	(3)
PRC	(69,772)	(11,245)	(66,860)	(59,655)
U.S.A	(42)	(7)	48	(25)
	(72,084)	(11,618)	(68,959)	(62,164)

The Company has no material unrecognized tax benefit which would favorably affect the income taxes in future periods and does not believe there will be any significant increases or decreases within the next twelve months. No interest or penalties have been accrued at the date of adoption. As of December 31, 2014, we do not have any accrued liability for uncertain tax positions.

Shandong Fuwei was designated as a High-and-New Tech Enterprise in December 2008 and retained its status as a high-tech enterprise for three years commencing from 2011 enjoying a favorable corporate tax rate during the term from January 1, 2011 to December 31, 2013 pursuant to the Enterprise Income Tax Law. In 2014, Fuwei Films failed to be designated as High-and-New Tech Enterprise. Accordingly, the deferred taxes as of December 31, 2014 have been calculated employing the statutory rate of Shandong Fuwei of 25%.

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2012	-	7,727	7,727

Year ended December 31, 2013	-	10,007	10,007

Year ended December 31, 2014	1,043	(303)	740
Year ended December 31, 2014 (US$)	168	(49)	119

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%, 15%, 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2014, 2013 and 2012 for the following reasons:

	2014		2013	2012
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(72,084)	(11,618)	(68,959)	(62,164)

Computed “expected” tax expense	(218)	(35)	(218)	-
Non-deductible expenses	-	-	-	-
Non-taxable income	218	35	131	-
Tax holiday	-	-	87	-
Tax effect of deferred tax and tax rates differential	740	119	10,007	7,727

Actual income tax benefit (expense)	740	119	10,007	7,727

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2014 and 2013 are presented below.

	December 31,2014		December 31,2013
	RMB	US$	RMB
Current
Accounts receivable	206	33	119
Other receivables	1,060	171	636
Inventory impairment	1,528	246	917
Estimated Loss due to Product Warranty	-	-	30
	2,794	450	1,702
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,998	322	1,340
Construction in progress, principally due to capitalized interest	(5,212)	(841)	(3,363)
Lease prepayments, principally due to differences in charges	(604)	(97)	(373)
Allowance for advanced to supplier-long term	68	11	41
Net loss carryforward	19,507	3,144	19,507
	15,757	2,539	17,152
Net deferred income tax assets	18,551	2,989	18,854

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Considering the level of historical performance of Shandong Fuwei, management believes that it will be able to realize the benefits of its deferred tax assets relating to net operating loss carryforward recognized before 2013. However, we did not recognize deferred tax assets for the loss of 2014 after considering the possibility of realizing the benefits under the conservatism principle..